Private Placement Warrants	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Spartacus Acquisition Corp [Member]
Private Placement Warrants [Line Items]
Private Placement Warrants

Note 4 — Private Placement

On October 19, 2020, simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 8,104,244 warrants at a price of $1.00 per warrant, with each warrant exercisable to purchase one share of the Class A common stock at a price of $11.50 per share, in a private placement. B. Riley Principal Investments, LLC purchased an aggregate of 645,756 identical warrants at a purchase price of $1.00 per warrant, generating aggregate gross proceeds of $8,750,000. A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the IPO to be held in the Trust Account such that, at the time of closing, $203.0 million was held in the Trust Account. If the Company does not complete the initial Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

Note 4 — Private Placement Warrants

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 8,104,244 warrants at a price of $1.00 per warrant, with each warrant exercisable to purchase one share of the Class A common stock at a price of $11.50 per share, in a private placement. B. Riley purchased an aggregate of 645,756 identical warrants at a purchase price of $1.00 per warrant, generating aggregate gross proceeds of $8,750,000. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the IPO to be held in the Trust Account such that, at the time of closing, $203.0 million was held in the Trust Account. If the Company does not complete the initial Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.